Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,434,806,922	$ 225,152,516	¥ 1,426,899,576	¥ 2,002,314,688
Short-term investments	2,598,935,704	407,829,725	4,342,356,612
Other current assets	18,857,709	2,959,187	24,467,956
Total current assets	7,607,930,351	1,193,850,290	8,899,049,546
Non-current assets
Total non-current assets	3,339,173,681	523,989,217	3,246,883,053
TOTAL ASSETS	10,947,104,032	1,717,839,507	12,145,932,599
Current liabilities
Other current liabilities	50,495,262	7,923,811	27,255,779
Total current liabilities	3,417,702,889	536,312,164	2,457,296,626
Total liabilities	3,956,537,211	620,867,027	3,770,723,462
Shareholders' equity
Treasury shares	485,263,213	76,148,387	56,419,225
Additional paid-in capital	4,671,769,821	733,102,630	4,591,455,557
Accumulated other comprehensive income	(187,517,110)	(29,425,526)	(115,386,427)
Retained earnings	2,991,373,063	469,411,710	3,955,354,972
Total shareholders' equity	6,990,566,821	1,096,972,480	8,375,209,137	¥ 5,491,660,291	¥ 17,585,853	¥ 5,255,366,828
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,947,104,032	1,717,839,507	12,145,932,599
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	24,242	154,483
Common Class B [Member]
Shareholders' equity
Ordinary shares	49,777	7,811	49,777
Parent Company [Member]
Current assets
Cash and cash equivalents	857,888,496	134,621,425	114,892,815
Short-term investments	1,679,107,862	263,488,664	4,045,157,224
Short-term amounts due from related parties	738,960,885	115,959,088	619,608,050
Other current assets	1,964,886	308,333	3,578,607
Total current assets	3,277,922,129	514,377,510	4,783,236,696
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	3,717,140,362	583,300,439	3,596,657,570
Total non-current assets	3,717,140,362	583,300,439	3,596,657,570
TOTAL ASSETS	6,995,062,491	1,097,677,949	8,379,894,266
Current liabilities
Other current liabilities	4,495,670	705,469	4,685,129
Total current liabilities	4,495,670	705,469	4,685,129
Total liabilities	4,495,670	705,469	4,685,129
Shareholders' equity
Treasury shares	(485,263,213)	(76,148,387)	(56,419,225)
Additional paid-in capital	4,671,769,821	733,102,630	4,591,455,557
Accumulated other comprehensive income	(187,517,110)	(29,425,526)	(115,386,427)
Retained earnings	2,991,373,063	469,411,710	3,955,354,972
Total shareholders' equity	6,990,566,821	1,096,972,480	8,375,209,137
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,995,062,491	1,097,677,949	8,379,894,266
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	24,242	154,483
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,811	¥ 49,777